OPERATING LEASE RIGHT OF USE ASSET AND LIABILITY (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 01, 2021	Mar. 29, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 01, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss			$ (121,245)	$ (79,793)	$ (303,642)	$ (220,009)	$ (554,067)	$ (615,261)
Non Cancellable Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term									4 years
Operating lease right of use asset and liability	$ 104,665
Lease termination fee		$ 33,895
Net loss								$ 29,242